Changes in Equity and Earnings Per Share - Summary of EPS (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Profit attributable to equity holders of AB InBev	$ 1,405	$ 9,171	$ 4,370
Weighted average number of ordinary and restricted shares	1,998	1,984	1,975
Basic EPS from continuing and discontinued operations	$ 0.70	$ 4.62	$ 2.21	[1]
Profit from continuing operations attributable to equity holders of AB InBev	$ (650)	$ 8,748	$ 3,839
Weighted average number of ordinary and restricted shares	1,998	1,984	1,975
Basic EPS from continuing operations	$ (0.33)	$ 4.41	$ 1.94	[1]
Profit from continuing operations before exceptional items and discontinued operations, attributable to equity holders of AB InBev	$ 3,807	$ 8,086	$ 6,248
Weighted average number of ordinary and restricted shares	1,998	1,984	1,975
Basic EPS from continuing operations before exceptional items	$ 1.91	$ 4.08	$ 3.16
Profit before exceptional items, discontinued operations, mark-to-market gains/losses and hyperinflation impacts, attributable to equity holders of AB InBev	$ 5,022	$ 7,196	$ 8,099
Weighted average number of ordinary and restricted shares	1,998	1,984	1,975
Underlying EPS	$ 2.51	$ 3.63	$ 4.10
Profit attributable to equity holders of AB InBev	$ 1,405	$ 9,171	$ 4,370
Weighted average number of ordinary and restricted shares (diluted)	2,037	2,026	2,011
Diluted EPS from continuing and discontinued operations	$ 0.69	$ 4.53	$ 2.17	[1]
Profit from continuing operations attributable to equity holders of AB InBev	$ (650)	$ 8,748	$ 3,839
Weighted average number of ordinary and restricted shares (diluted)	1,998	2,026	2,011
Diluted EPS from continuing operations	$ (0.33)	$ 4.32	$ 1.91	[1]
Profit from continuing operations before exceptional items and discontinued operations, attributable to equity holders of AB InBev	$ 3,807	$ 8,086	$ 6,248
Weighted average number of ordinary and restricted shares (diluted)	2,037	2,026	2,011
Diluted EPS from continuing operations before exceptional items	$ 1.87	$ 3.99	$ 3.11

[1]	In 2019, the consolidated income statement for 2018 was restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.